As filed with the U.S. Securities and Exchange Commission on May 2, 2008

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 15	☒

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

TAMARACK FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (612) 376-7000

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(612) 313-1341

(Name and Address of Agent for Service)

with a copy to:

Jon S. Rand, Esquire

Dechert LLP

30 Rockefeller Plaza

New York, NY 10112-2200

(212) 698-3634

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on June 1, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY COMMENT

This Post-Effective Amendment No. 15 to the Registration Statement of Tamarack Funds Trust (the “Trust”) incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 11 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on December 19, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 15 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 2nd day of May, 2008.

TAMARACK FUNDS TRUST
By:	/s/ Erik Preus
Erik Preus President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Erik Preus	Date: May 2, 2008
Erik Preus
President

/s/ David Lux	Date: May 2, 2008
David Lux
Chief Financial Officer and Principal Accounting Officer

Trustees

*	*
T. Geron Bell	Lucy Hancock Bode

*	*
Leslie H. Garner, Jr.	Ronald James

*	*
Erik R. Preus	John A. MacDonald

*	*
H. David Rybolt	James R. Seward

*
William B. Taylor

*By:	/s/ David Lux	Date: May 2, 2008
David Lux, attorney-in-fact